Selling expenses (Tables)	12 Months Ended
Dec. 31, 2025
Selling expenses
Schedule of Selling Expenses

Amounts in US$ ‘000	2025	2024	2023
Staff costs (Note 10)	477	497	466
Shared-based payment (Note 10)	8	14	17
Transportation (a)	14,332	10,387	9,022
Selling taxes and other (b)	6,092	4,016	3,579
	20,909	14,914	13,084
(a)	The fluctuation in transportation costs is mainly attributed to deliveries at different sales points in the CPO-5 and Llanos 123 Blocks in Colombia, including the shift to export delivery locations under a new commercial arrangement with BP since August 2025. Sales at the wellhead incur no selling costs but yield lower revenue, while transportation expenses for sales to alternative or export delivery points are recognized as selling expenses.
(b)	Includes the Special Tax for Catatumbo in Colombia, effective from February 2025, which imposes a 1% tax rate on the sale price (domestic) or FOB value (exports) of crude oil and coal at the time of their first sale or export. The charge amounted to US$ 3,454,000 for 2025.